Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 504,877	$ 823,232
Adjustments for:
Depreciation of property and equipment	249,835	248,638
Depreciation of right-of-use assets	132,112	126,276
Amortization of intangible assets	60,028	55,679
Share-based payment transactions	13,451	14,648
Net finance costs	80,871	80,397
Income tax expense	171,887	242,409
Loss (gain) on sale of business	3,011	(73,653)
Gain on sale of property and equipment	(15,470)	(59,704)
Gain on derecognition of right-of-use assets	(1,482)	(210)
Gain, net of impairment, on sale of assets held for sale	(14,721)	(77,911)
Employee benefits	60,212	14,946
Provisions, net of payments	(33,696)	26,044
Net change in non-cash operating working capital	106,631	(147,453)
Interest paid	(70,354)	(77,512)
Income tax paid	(233,353)	(224,181)
Net cash from operating activities	1,013,839	971,645
Cash flows from (used in) investing activities
Purchases of property and equipment	(361,563)	(350,824)
Proceeds from sale of property and equipment	73,339	128,821
Proceeds from sale of assets held for sale	50,280	131,250
Purchases of intangible assets	(2,758)	(6,120)
Proceeds from sale of intangible assets	0	250
Proceeds from sale of business, net of cash disposed	0	546,228
Business combinations, net of cash acquired	(628,701)	(158,251)
Purchases of investments	(41,719)	(80,551)
Proceeds from sale of investments	89,225	12,930
Others	24,565	(311)
Net cash from (used in) investing activities	(797,332)	223,422
Cash flows (used in) from financing activities
Net decrease (increase) in bank indebtedness	(6,337)	7,490
Proceeds from long-term debt	575,000	334,164
Repayment of long-term debt	(41,371)	(369,692)
Net (increase) decrease in revolving facilities	25,242	(236,502)
Repayment of lease liabilities	(128,107)	(123,606)
Decrease of other financial liabilities	(9,572)	(21,108)
Dividends paid	(121,095)	(97,321)
Repurchase of own shares	(288,024)	(567,983)
Proceeds from exercise of stock options	12,777	16,502
Share repurchase for settlement of restricted share units and performance share units	(46,581)	(9,186)
Net cash (used in) from financing activities	(28,068)	(1,067,242)
Net change in cash and cash equivalents	188,439	127,825
Cash and cash equivalents, beginning of year	147,117	19,292
Cash and cash equivalents, end of year	$ 335,556	$ 147,117